Commitments, Guarantees, Pledged Assets, Provisions and Contingent Liabilities - Summary of Changes In Provision Balance (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure Of Changes In Provisions [Abstract]
Balance at beginning of year	$ 284	$ 170
Additional provisions/increase in provisions	666	375
Provisions utilized	(251)	(250)
Amounts reversed	(32)	(11)
Foreign exchange and other	13
Balance at end of year	$ 680	$ 284